Commitments and Contingencies (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2023 USD ($)	Mar. 31, 2021 USD ($) ft²	Sep. 30, 2023 USD ($) $ / ft²	Dec. 31, 2022 USD ($) ft²
Leases
Real estate (in sq ft) | ft²		2,484
Rent payments (per month)		$ 6,521		$ 3,105
Rental expenses year one | $ / ft²			37,285
Rental expenses year two | $ / ft²			38,403
Rental expenses year three | $ / ft²			39,559
Massachusetts Biomedical Initiatives, Inc. ("MBI")
Leases
Real estate (in sq ft) | ft²		2,484		4,837
Rent payments (per month)		$ 6,521
Additional sublease payment per month			$ 650
Total additional sublease payment per month		10,276	$ 10,276
Operating lease liability	$ 900,000
Total sublease commitment				$ 900,000
Massachusetts Biomedical Initiatives, Inc. ("MBI") | Operating Expense
Leases
Rent payments (per month)		$ 3,105